Interest bearing debt, Nordea credit facility (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Jul. 31, 2025
Credit Facility [Abstract]
Borrowings	$ 498,716		$ 308,400
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Debt prepayment before installment term	22,100
Repayments of borrowings	0
Borrowings	$ 250,000
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Repayments of borrowings		$ 64,000
Drawdown per vessel		$ 120,000